WILLIAM BLAIR FUNDS

SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2017 (AS SUPPLEMENTED MAY 1, 2017 AND MAY 31, 2017)

The information below replaces similar disclosure in the Prospectus under the heading “PURCHASE AND SALE OF FUND SHARES:” in the Summary Section for each of the following William Blair Funds: Growth Fund, Large Cap Growth Fund, Mid Cap Growth Fund, Small-Mid Cap Growth Fund, Small-Mid Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, International Developed Plus Fund and Income Fund.

Class N Share Purchase. The minimum initial investment for an account generally is $2,500. The minimum subsequent investment generally is $1,000. Certain exceptions to the minimum initial and subsequent investment amounts may apply. See “Your Account—Class N Shares” for additional information on eligibility requirements applicable to purchasing Class N shares.

Class I Share Purchase. The minimum initial investment for an account (other than employee benefit plans and certain other tax-advantaged accounts, in which case there is no minimum initial investment) generally is $500,000 (or any lesser amount if, in William Blair’s opinion, the investor has adequate intent and availability of funds to reach a future level of investment of $500,000). There is no minimum for subsequent purchases. Certain exceptions to the minimum initial investment amount may apply. Class I shares are only available to certain investors. See “Your Account—Class I Shares” for additional information on the eligibility requirements applicable to purchasing Class I shares.

The information below replaces similar disclosure in the Prospectus under the heading “PURCHASE AND SALE OF FUND SHARES:” in the Summary Section for each of the following William Blair Funds: Global Leaders Fund, International Leaders Fund, Emerging Markets Leaders Fund, Bond Fund and Low Duration Fund.

Class N Share Purchase. The minimum initial investment for an account generally is $2,500. The minimum subsequent investment generally is $1,000. Certain exceptions to the minimum initial and subsequent investment amounts may apply. See “Your Account—Class N Shares” for additional information on eligibility requirements applicable to purchasing Class N shares.

Class I Share Purchase. The minimum initial investment for an account (other than employee benefit plans and certain other tax-advantaged accounts, in which case there is no minimum initial investment) generally is $500,000 (or any lesser amount if, in William Blair’s opinion, the investor has adequate intent and availability of funds to reach a future level of investment of $500,000). There is no minimum for subsequent purchases. Certain exceptions to the minimum initial investment amount may apply. Class I shares are only available to certain investors. See “Your Account—Class I Shares” for additional information on the eligibility requirements applicable to purchasing Class I shares.

Institutional Class Share Purchase. The minimum initial investment for an account generally is $5 million. There is no minimum for subsequent purchases. The Distributor reserves the right to offer Institutional Class shares without regard to the minimum purchase amount requirements to qualified or non-qualified employee benefit plans when an unaffiliated third party provides administrative and/or other support services to the plan. Certain exceptions to the minimum initial investment amount may apply. Institutional Class shares are only available to certain investors. See “Your Account—Institutional Class Shares” for additional information on eligibility requirements applicable to purchasing Institutional Class shares.

The information below replaces similar disclosure in the Prospectus under the heading “PURCHASE AND SALE OF FUND SHARES:” in the Summary Section for the William Blair Institutional International Developed Plus Fund.

Purchase. The minimum initial investment for an account generally is $5 million. There is no minimum for subsequent purchases. The Distributor reserves the right to offer shares without regard to the minimum purchase amount requirements to qualified or non-qualified employee benefit plans when an unaffiliated third party provides administrative and/or other support services to the plan. Certain exceptions to the minimum initial investment amount may apply. Shares are only available to certain investors. See “Your Account—Institutional Class Shares” for additional information on eligibility requirements applicable to purchasing shares.

The information below replaces similar disclosure in the Prospectus under the heading “PURCHASE AND SALE OF FUND SHARES” in the Summary Section for each of the following William Blair Funds: International Growth Fund, International Small Cap Growth Fund, Emerging Markets Growth Fund and Emerging Markets Small Cap Growth Fund.

Purchase. The Fund is closed to new investors. Shares are only available to certain investors. In certain circumstances, existing Class N shareholders may be able to open a new Fund account for Class I shares. See “Your Account—International Growth Fund, Institutional International Growth Fund, International Small Cap Growth Fund, Emerging Markets Growth Fund and Emerging Markets Small Cap Growth Fund” for information on eligibility requirements applicable to purchasing shares.

The information below replaces similar disclosure in the “YOUR ACCOUNT” section of the Prospectus.

CLASS N SHARES

The Class N shares offered herein are offered only to investors who acquire the shares directly through the Distributor or through a select number of financial intermediaries with whom the Distributor has entered into selling agreements specifically authorizing them to sell Class N shares. Investors may hold Class N shares through a taxable account or through certain tax-advantaged accounts, including employee benefit plans, Individual Retirement Accounts (“IRAs”), Roth IRAs, Simplified Employee Pension Plan IRAs (“SEP IRAs”), Savings Incentive Match Plan for Employees IRAs (“SIMPLE IRAs”), Health Savings Accounts, Archer Medical Savings Accounts, Coverdell Education Savings Accounts and Solo 401(k) Plans (collectively, “Retirement Plan and Other Plan Accounts”).

Minimum Investments. The minimum initial investment for an account generally is $2,500. The minimum subsequent investment generally is $1,000. The Funds may accept smaller amounts under a group payroll deduction or similar plan. Investors investing through certain tax-qualified retirement plans and wrap fee programs may be subject to different, lower or no minimums. The minimum investment amounts may be changed at any time and may be waived for trustees of the Trust and partners, officers or employees of William Blair and their family members. For omnibus accounts that meet the minimum investment requirement, the Trust does not impose any minimum investment amounts for sub-accounts, although the firm holding the omnibus account may impose its own minimum investment requirements.

CLASS I SHARES

The Class I shares offered herein are offered only to investors who acquire the shares directly through the Distributor or through a select number of financial intermediaries with whom the Distributor has entered into selling agreements specifically authorizing them to sell Class I shares.

Class I shares are available for purchase exclusively by the following categories of investors:

•	institutional investors (such as wrap fee plans and other programs charging asset-based fees);

•	investors whose Class I shares are held through Retirement Plan and Other Plan Accounts;

•	advisory clients of William Blair & Company, L.L.C. with a fee-based asset management account with William Blair & Company, L.L.C.;

•	for the Emerging Markets Leaders Fund only, clients with a brokerage account with William Blair & Company, L.L.C. who held Class I shares of the Fund on May 1, 2010 may continue to purchase Class I shares of the Fund;

•	clients of William Blair whose Fund was converted to Class I shares on September 30, 1999 may continue to purchase Class I shares of the same Fund owned at the time of conversion;

•	tax-exempt retirement plans (Profit Sharing, 401(k), Money Purchase Pension and Defined Benefit Plans) of William Blair and its affiliates and rollover accounts from those plans;

•	investment companies managed by the Adviser that invest primarily in other investment companies; and

•	trustees of the Trust and employees of William Blair and their family purchasing directly from the Distributor.

Minimum Investments. The minimum initial investment for an account generally is $500,000 (or any lesser amount if, in William Blair’s opinion, the investor has adequate intent and availability of funds to reach a future level of investment of $500,000). There is no minimum initial investment for a Retirement Plan and Other Plan Account. There is no minimum for subsequent purchases. The minimum investment amount may be changed at any time and may be waived for trustees of the Trust and partners, officers or employees of William Blair and their family members. For omnibus accounts that meet the minimum investment requirement, the Trust does not impose any minimum investment amounts for sub-accounts, although the firm holding the omnibus account may impose its own minimum investment requirements. Certain additional exceptions to the minimum initial investment amount may apply.

INSTITUTIONAL CLASS SHARES

The Institutional International Developed Plus Fund, the Institutional International Growth Fund and Institutional Class shares of the Global Leaders Fund, the International Leaders Fund, the International Small Cap Growth Fund, the Emerging Markets Leaders Fund, the Emerging Markets Growth Fund, the Emerging Markets Small Cap Growth Fund, the Bond Fund and the Low Duration Fund are designed for institutional investors, including, but not limited to, employee benefit plans, endowments, foundations, trusts and corporations, who are able to meet the Institutional Class shares’ high minimum investment requirement. Each account must separately meet the minimum investment requirement. Institutional Class shares are not subject to a Rule 12b-1 fee or shareholder administration fee.

Minimum Investments. The minimum initial investment for an account generally is $5 million. There is no minimum for subsequent purchases. The Distributor reserves the right to offer Institutional Class shares without regard to the minimum purchase amount requirements to qualified or non-qualified employee benefit plans when an unaffiliated third party provides administrative and/or other support services to the plan. William Blair may also waive the minimum initial investment of $5 million for investors who enter into a letter of intent with the Funds or William Blair. Certain additional exceptions to the minimum initial investment amount may apply. The initial investment must be accompanied by the account application and corporate resolutions, if applicable. The Trust does not impose any sales charges in connection with purchases of Institutional Class shares, although service agents and other institutions may charge their clients a fee in connection with purchases for the accounts of their clients.

ADDITIONAL INFORMATION FOR CLASS N AND CLASS I SHARES

Distribution Agreement. The Trust has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940, as amended (the “1940 Act”), that applies only to Class N shares that provides for a fee at the annual rate of 0.25% of each Fund’s average daily net assets attributable to Class N shares (0.15% for the Bond Fund, the Income Fund and the Low Duration Fund) for distribution and other services provided to shareholders of Class N. Because 12b-1 fees are paid out of Fund assets on an ongoing basis, they will, over time, increase the cost of investment in Class N shares and may cost more than other types of sales charges. As a result, long-term shareholders may pay more than the economic equivalent of the maximum initial sales charge permitted by FINRA.

Shareholder Administration Agreements. The Global Leaders Fund, the International Leaders Fund, the International Small Cap Growth Fund, the Emerging Markets Leaders Fund, the Emerging Markets Growth Fund, the Emerging Markets Small Cap Growth Fund, the Bond Fund and the Low Duration Fund have entered into Shareholder Administration Agreements with William Blair that provide for a fee at the annual rate of 0.15% of the average daily net assets of the Fund’s Class N shares and Class I shares to compensate William Blair for shareholder administration services provided in connection with Class N shares and Class I shares. The shareholder administration fee for each Fund is currently being waived by William Blair. This waiver will not be removed without approval of the Board of Trustees.

Other Payments. Class N and Class I shares of the Funds may reimburse William Blair for fees paid on a Fund’s behalf to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions for sub-administration, sub-transfer agency and other services provided to shareholders whose shares are held of record in omnibus, other group accounts, retirement plans or accounts traded through registered securities clearing agents. These fees may be based on the number of subaccounts serviced or based on average net assets held in the Funds for Class N and Class I shares.

William Blair, out of its own resources and without additional cost to the Funds or their shareholders, provides additional cash payments to certain intermediaries (which may be referred to as revenue sharing). Such payments to intermediaries are in addition to distribution fees or fees for sub-administration, sub-transfer agency or other services paid or payable by Class N shares or Class I shares of the Growth Fund, the Large Cap Growth Fund, the Mid Cap Growth Fund, the Small-Mid Cap Growth Fund, the Small-Mid Cap Value Fund, the Small Cap Growth Fund, the Small Cap Value Fund, the International Developed Plus Fund, the International Growth Fund and the Income Fund. For the Global Leaders Fund, the International Leaders Fund, the International Small Cap Growth Fund, the Emerging Markets Leaders Fund, the Emerging Markets Growth Fund, the Emerging Markets

Small Cap Growth Fund, the Bond Fund and the Low Duration Fund, such payments to intermediaries are in addition to distribution fees, fees paid pursuant to the Shareholder Administration Agreements or fees paid for sub-administration, sub-transfer agency or other services by the Funds for Class N and Class I shares. William Blair may pay firms for administrative, sub-accounting, or shareholder processing services and/or for providing Class N shares or Class I shares of the Funds with “shelf space” or access to a third party platform, inclusion of Class N shares or Class I shares of the Funds on preferred or recommended sales lists, mutual fund “supermarket” platforms and other sales programs, allowing William Blair access to an intermediary’s conferences and meetings and other forms of marketing support. The level of payments made may be a fixed fee or based on one or more of the following factors: current assets, number of accounts and/or number of transactions for Class N or Class I shares attributable to the intermediary or fund type or other measure agreed to by William Blair and the intermediary. The amount of payments is different for different intermediaries.

The Distributor currently makes payments to intermediaries in amounts that generally range from 0.01% to 0.15% of the assets of the Funds’ Class N and Class I shares serviced and maintained by the intermediary. These amounts are subject to change. Receipt of, or the prospect of receiving, this compensation may influence the intermediary’s recommendation of the Funds or availability of the Funds through the intermediary. Further information on payments to third parties is included in the Statement of Additional Information.

INTERNATIONAL GROWTH FUND, INSTITUTIONAL INTERNATIONAL GROWTH FUND, INTERNATIONAL SMALL CAP GROWTH FUND, EMERGING MARKETS GROWTH FUND AND EMERGING MARKETS SMALL CAP GROWTH FUND

The International Growth Fund, the Institutional International Growth Fund, the International Small Cap Growth Fund, the Emerging Markets Growth Fund and the Emerging Markets Small Cap Growth Fund are closed to investors, except as noted below. Unless you fit into one of the investor categories described below, you may not invest in the Funds.

You may purchase Fund shares through your existing Fund account and reinvest dividends and capital gains in the Fund if you are:

•	A current Fund shareholder (certain Fund shareholders holding Class N shares of a Fund through Retirement Plan and Other Plan Accounts may also be able to open the same type of Retirement Plan and Other Plan Account in the same Fund to make purchases of Class I shares of the Fund);

•	An investor who has previously entered into a letter of intent with the Fund or William Blair & Company, L.L.C. prior to March 31, 2011 for International Small Cap Growth Fund, June 30, 2011 for Emerging Markets Growth Fund or October 31, 2013 for Emerging Markets Small Cap Growth Fund;

•	A participant in a qualified defined contribution retirement plan that offers the Fund as an investment option; or

•	A wrap fee program or financial advisory firm charging asset-based fees with existing accounts as of March 31, 2011 for International Small Cap Growth Fund, June 30, 2011 for Emerging Markets Growth Fund, October 31, 2013 for Emerging Markets Small Cap Growth Fund or May 1, 2014 for International Growth Fund and Institutional International Growth Fund purchasing shares on behalf of new and existing clients.

You may open a new Fund account or purchase Fund shares through an existing Fund account if you are:

•	A client of William Blair & Company, L.L.C.; or

•	A Trustee or officer of William Blair Funds, a Partner or employee of William Blair and its affiliates, or a member of the immediate family of any of these persons.

Except as otherwise noted, these restrictions apply to investments made directly with William Blair and investments made through financial institutions and/or intermediaries. Once an account is closed, additional investments will not be accepted unless you are one of the investors listed above. Exchanges of Class N shares and Class I shares into the Funds from other Funds are not permitted, unless the exchange is being made into an existing Fund account. Exchanges of Institutional Class shares are not permitted. Investors may be required to demonstrate eligibility to purchase shares of the Funds before an investment is accepted. Management reserves the right to (i) make additional exceptions that, in its judgment, do not adversely affect its ability to manage the Funds, (ii) reject any investment or refuse any exception, including those detailed above, that it believes will adversely affect its ability to manage the Funds, and (iii) close and re-open the Funds to new or existing shareholders at any time.

The information below replaces similar disclosure in the “SHAREHOLDER SERVICES AND ACCOUNT POLICIES” section of the Prospectus.

Retirement Plans and Other Plan Accounts. The Trust may offer a variety of qualified retirement plans and other tax-advantaged accounts, including employee benefit plans, Individual Retirement Accounts (“IRAs”), Roth IRAs, Simplified Employee Pension Plan IRAs (“SEP IRAs”), Savings Incentive Match Plan for Employees IRAs (“SIMPLE IRAs”), Health Savings Accounts, Archer Medical Savings Accounts, Coverdell Education Savings Accounts (formerly known as education IRAs) and Solo 401(k) Plans (collectively, “Retirement Plan and Other Plan Accounts”). Additional information concerning Retirement Plan and Other Plan Accounts is available from the Trust.

For Class N shares, the minimum initial investment in a Retirement Plan and Other Plan Account generally is $2,500 and the minimum subsequent investment generally is $1,000. For Class I shares, there is no minimum initial investment for a Retirement Plan and Other Plan Account and there is no minimum for subsequent investments. Shareholders who open Retirement Plan and Other Plan Accounts may be charged additional fees by the custodian for the plan. With regard to Retirement Plan and Other Plan Accounts:

—	participation is voluntary;

—	you may terminate or change a plan at any time without penalty or charge from the Trust;

—	the Funds may pay additional expenses incurred in connection with such plans;

—	on your account application, you may select the account type in which to invest;

—	additional forms and further information may be obtained by writing or calling the Trust;

—	the Trust reserves the right to change the minimum amounts for initial and subsequent investments or to terminate any of the plans;

—	the Trust reserves the right to waive investment minimums at the discretion of the Distributor; and

—	the Trust requires a copy of the trust agreement when shares are to be held in trust.

Dated: June 9, 2017

WILLIAM BLAIR FUNDS

222 West Adams Street

Chicago, Illinois 60606

Address effective July 28, 2017:

150 North Riverside Plaza

Chicago, Illinois 60606

Please retain this supplement with your Prospectus for future reference.